Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
REVENUE	$ 1,827,245	$ 919,738	$ 2,961,572	$ 1,569,853
COST OF REVENUES	1,544,103	917,209	2,741,058	1,650,046
GROSS LOSS	283,142	2,529	220,514	(80,193)
OPERATING EXPENSES:
Salaries and salary related costs	429,330	107,390	618,647	204,374
Stock-based compensation	5,588,207		5,588,207
Professional fees	729,892	7,817	924,671	23,447
Depreciation and amortization	241,665		248,540
General and administrative expenses	282,401	62,564	414,052	124,847
Total Operating Expenses	7,271,496	177,771	7,794,117	352,668
OPERATING LOSS	(6,988,354)	(175,242)	(7,573,603)	(432,861)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liability	9,652		9,652
Interest expense, net of interest income	(359,180)	(43,056)	(438,832)	(74,610)
Other income	103,121	(122,463)	103,421	660,837
Goodwill impairment	(15,669,287)		(15,669,287)
Total other income (expense)	(15,915,694)	(165,519)	(15,995,046)	586,227
Net income (loss) before provision for income taxes	(22,904,048)	(340,761)	(23,568,649)	153,366
Provision for income taxes
NET LOSS	$ (22,904,048)	$ (340,761)	$ (23,568,649)	$ 153,366
LOSS PER UNIT (BASIC AND DILUTED)
Net loss per unit basic	$ (0.67)		$ (0.69)
Net loss per unit diluted	$ (0.67)		$ (0.69)
Weighted-average units outstanding basic	33,959,755		33,959,755
Weighted-average units outstanding diluted	33,959,755		33,959,755
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
REVENUE					$ 4,203,112	$ 3,315,256
COST OF REVENUES					4,207,852	3,317,225
GROSS LOSS					(4,740)	(1,969)
OPERATING EXPENSES:
Salaries and salary related costs					475,512	395,395
Professional fees					265,575	30,503
General and administrative expenses					359,175	237,243
Total Operating Expenses					1,100,262	663,141
OPERATING LOSS					(1,105,002)	(665,110)
OTHER INCOME (EXPENSE):
Interest expense, net of interest income					(199,453)	(140,812)
Loss on sale of assets					(168,208)	(262,264)
Employee Retention Credits						422,845
Forgiveness of Paycheck Protection Program loans					812,305
Other income					1,696	57,291
Total other income (expense)					446,340	77,060
NET LOSS					$ (658,663)	$ (588,050)
LOSS PER UNIT (BASIC AND DILUTED)
Net loss per unit basic					$ (6,587)	$ (5,881)
Net loss per unit diluted					$ (6,587)	$ (5,881)
Weighted-average units outstanding basic					100	100
Weighted-average units outstanding diluted					100	100